UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03090

MFS SERIES TRUST VII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31

Date of reporting period: April 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

April 30, 2017

MFS® EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS

4/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 94.0%
Aerospace - 3.4%
L3 Technologies, Inc.	8,711	$1,496,287
Northrop Grumman Corp.	13,612	3,348,008
Orbital ATK, Inc.	6,236	617,364
United Technologies Corp.	8,486	1,009,749

		$6,471,408
Airlines - 1.4%
Copa Holdings S.A., “A”	23,210	$2,702,108

Apparel Manufacturers - 0.6%
LVMH Moet Hennessy Louis Vuitton SE	4,461	$1,100,646

Automotive - 1.8%
General Motors Co.	29,859	$1,034,316
Hyundai Motor Co. Ltd.	8,728	1,104,519
Kia Motors Corp.	43,133	1,321,017

		$3,459,852
Biotechnology - 1.2%
Celgene Corp. (a)	12,674	$1,572,210
Gilead Sciences, Inc.	11,516	789,422

		$2,361,632
Brokerage & Asset Managers - 0.6%
Apollo Global Management LLC, “A”	41,149	$1,101,559

Business Services - 1.3%
Accenture PLC, “A”	12,140	$1,472,582
DXC Technology Co. (a)	14,075	1,060,411

		$2,532,993
Cable TV - 3.8%
Charter Communications, Inc., “A” (a)	9,584	$3,308,013
Comcast Corp., “A”	101,571	3,980,567

		$7,288,580
Computer Software - 3.9%
CA, Inc.	14,354	$471,242
Check Point Software Technologies Ltd. (a)	23,117	2,404,399
Intuit, Inc.	5,444	681,643
Microsoft Corp.	56,928	3,897,291

		$7,454,575
Computer Software - Systems - 3.3%
Apple, Inc.	15,087	$2,167,248
Hewlett Packard Enterprise	107,222	1,997,546
International Business Machines Corp.	8,727	1,398,851
Seagate Technology PLC	16,460	693,460

		$6,257,105
Construction - 2.2%
Owens Corning	67,993	$4,137,374

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Products - 1.0%
Procter & Gamble Co.	20,953	$1,829,825

Electrical Equipment - 0.4%
MSC Industrial Direct Co., Inc., “A”	9,244	$827,615

Electronics - 2.5%
Intel Corp.	40,719	$1,471,992
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	97,379	3,220,324

		$4,692,316
Energy - Independent - 0.8%
Occidental Petroleum Corp.	11,071	$681,309
Rice Energy, Inc. (a)	40,930	871,400

		$1,552,709
Energy - Integrated - 2.3%
BP PLC	460,527	$2,639,398
Eni S.p.A.	53,611	833,346
Galp Energia SGPS S.A., “B”	61,411	954,591

		$4,427,335
Food & Beverages - 1.7%
Archer Daniels Midland Co.	30,965	$1,416,649
Marine Harvest	114,011	1,896,200

		$3,312,849
Food & Drug Stores - 0.9%
CVS Health Corp.	20,484	$1,688,701

General Merchandise - 0.5%
Wal-Mart Stores, Inc.	11,857	$891,409

Insurance - 4.7%
MetLife, Inc.	81,779	$4,236,970
Prudential Financial, Inc.	21,316	2,281,451
Zurich Insurance Group AG	8,566	2,370,931

		$8,889,352
Internet - 3.6%
Alphabet, Inc., “A” (a)	1,442	$1,333,158
Facebook, Inc., “A” (a)	37,052	5,567,063

		$6,900,221
Machinery & Tools - 0.7%
Allison Transmission Holdings, Inc.	22,484	$869,681
Cummins, Inc.	2,531	382,029

		$1,251,710
Major Banks - 8.0%
Bank of America Corp.	206,936	$4,829,886
BNP Paribas	11,725	827,373
JPMorgan Chase & Co.	10,055	874,785
Morgan Stanley	97,171	4,214,306
Royal Bank of Canada	14,226	974,107
Sumitomo Mitsui Financial Group, Inc.	49,600	1,834,944

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Major Banks - continued
UBS AG	94,936	$1,622,022

		$15,177,423
Medical & Health Technology & Services - 0.5%
HCA Holdings, Inc. (a)	7,839	$660,122
McKesson Corp.	2,467	341,161

		$1,001,283
Medical Equipment - 1.0%
Abbott Laboratories	42,414	$1,850,947

Metals & Mining - 1.2%
Rio Tinto Ltd.	59,326	$2,352,810

Natural Gas - Distribution - 0.5%
Engie	69,302	$977,604

Natural Gas - Pipeline - 2.0%
Enterprise Products Partners LP	64,037	$1,749,491
Plains All American Pipeline LP	19,735	577,249
Williams Partners LP	33,772	1,382,288

		$3,709,028
Network & Telecom - 3.5%
Cisco Systems, Inc.	166,828	$5,683,830
Motorola Solutions, Inc.	10,636	914,377

		$6,598,207
Other Banks & Diversified Financials - 1.9%
Citigroup, Inc.	25,771	$1,523,582
Discover Financial Services	33,832	2,117,545

		$3,641,127
Pharmaceuticals - 7.3%
Bayer AG	22,976	$2,843,152
Eli Lilly & Co.	55,997	4,595,114
Johnson & Johnson	4,090	504,992
Merck & Co., Inc.	67,267	4,192,752
Pfizer, Inc.	47,948	1,626,396

		$13,762,406
Printing & Publishing - 0.5%
Transcontinental, Inc., “A”	52,337	$933,597

Railroad & Shipping - 2.4%
Union Pacific Corp.	41,117	$4,603,459

Real Estate - 5.3%
Annaly Mortgage Management, Inc., REIT	67,400	$795,994
LaSalle Hotel Properties, REIT	34,977	998,943
Medical Properties Trust, Inc., REIT	259,833	3,396,017
Starwood Property Trust, Inc., REIT	91,891	2,085,007
Store Capital Corp., REIT	65,191	1,563,932
Washington Prime Group, Inc., REIT	127,515	1,122,132

		$9,962,025

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Restaurants - 0.8%
Brinker International, Inc.	20,409	$901,874
YUM! Brands, Inc.	10,041	660,196

		$1,562,070
Specialty Stores - 4.3%
Best Buy Co., Inc.	53,277	$2,760,281
Gap, Inc.	122,481	3,209,002
Ross Stores, Inc.	32,571	2,117,115

		$8,086,398
Telephone Services - 2.2%
TDC A.S.	130,496	$700,425
Telefonica Brasil S.A., ADR	32,564	481,622
Verizon Communications, Inc.	65,864	3,023,816

		$4,205,863
Tobacco - 6.0%
Altria Group, Inc.	69,415	$4,982,609
Japan Tobacco, Inc.	15,700	521,948
Philip Morris International, Inc.	52,796	5,851,909

		$11,356,466
Utilities - Electric Power - 4.0%
American Electric Power Co., Inc.	26,647	$1,807,466
Exelon Corp.	67,515	2,338,044
FirstEnergy Corp.	30,386	909,757
PPL Corp.	47,143	1,796,620
SSE PLC	39,142	705,191

		$7,557,078
Total Common Stocks		$178,469,665

Convertible Preferred Stocks - 4.2%
Food & Beverages - 1.3%
Tyson Foods, Inc., 4.75%	35,050	$2,430,718

Pharmaceuticals - 2.1%
Allergan PLC, 5.5%	4,743	$4,106,395

Utilities - Electric Power - 0.8%
Exelon Corp., 6.5%	30,643	$1,513,458
Total Convertible Preferred Stocks		$8,050,571

Money Market Funds - 1.5%
MFS Institutional Money Market Portfolio, 0.78% (v)	2,868,662	$2,868,662

Collateral for Securities Loaned - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75% (j)	267,286	$267,286
Total Investments		$189,656,184

Other Assets, Less Liabilities - 0.1%		262,335
Net Assets - 100.0%		$189,918,519

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

4/30/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$186,520,236	$—	$—	$186,520,236
Mutual Funds	3,135,948	—	—	3,135,948
Total Investments	$189,656,184	$—	$—	$189,656,184

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $3,461,411 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$164,142,036
Gross unrealized appreciation	28,241,397
Gross unrealized depreciation	(2,727,249)
Net unrealized appreciation (depreciation)	$25,514,148

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,951,224	21,963,331	(21,045,893)	2,868,662

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(197)	$—	$8,253	$2,868,662

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VII

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 16, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2017

*	Print name and title of each signing officer under his or her signature.